Exhibit 99.1

Deloitte & Touche LLP 3 Second Street Suite 301 Harborside Plaza 10 Jersey City, NJ 07302 USA Tel: +1 212 937 8202 www.deloitte.com

Aqua Finance, Inc. One Corporate Drive, Suite 300 Wausau, Wisconsin 54402

Independent Accountants’ Report
on Applying Agreed-Upon Procedures

We have performed the procedures described below, related to certain information with respect to a portfolio of contracts entered into to finance home improvement projects, products and services (the “contracts”) in connection with the proposed offering of Aqua Finance Issuer Trust 2025-C, Asset Backed Notes, Series 2025-C. Aqua Finance, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Statistical Contract File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth on the Statistical Contract File. Additionally, KeyBanc Capital Markets Inc. (together, with the Company, the “Specified Parties”) has agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On November 3, 2025, representatives of the Company provided us with a computer-generated data file and related record layout containing data, as represented to us by the Company, as of October 26, 2025, with respect to 17,515 contracts (the “Statistical Contract File”).  At your instruction, we randomly selected 150 contracts from the Statistical Contract File (the “Sample Contracts”) and performed certain comparisons and recomputations for each of the Sample Contracts relating to the contract characteristics (the “Characteristics”) set forth on the Statistical Contract File and indicated below.

Member of Deloitte Touche Tohmatsu Limited

Characteristics

1.          Contract Number (for informational purposes only)
2.          Contract type (closed-end or revolving)
3.          Original contract amount
4.          Current annual percentage rate
5.          Borrower state
6.          Borrower city
7.          Borrower zip code
8.          Interest start date
9.          Promo expiration date
10. Post promo coupon 11. Original FICO 12. Promo status 13. Current balance 14. Number of scheduled payments made 15. Remaining term 16. Original term 17. Periodic payment

We compared Characteristics 2. through 10. to the corresponding information set forth on or derived from the Retail Installment Contract and Security Agreement or the Retail Installment Credit Agreement (collectively, the “Contract”); Characteristics 11. through 15. to the Company’s servicing system (the “Servicing System”) and Characteristics 16. and 17. to the Contract or Servicing System.

For the purposes of such comparisons and at your instruction:

•
with respect to Characteristic 2., a contract type of (i) “X,” as set forth on the Statistical Contract File, is deemed to be in agreement with a contract type of  “revolving,” as set forth on the Contract and (ii) “S,” as set forth on the Statistical Contract File, is deemed to be in agreement with a contract type of  “closed end,” as set forth on the Contract;

•
with respect to our comparison of Characteristic 6., for the Sample Contracts indicated in Appendix A, we observed a difference with respect to the borrower city set forth on the Statistical Contract File, when compared to the borrower city set forth on the Contract. For this Sample Contract, we were instructed to perform an additional procedure and compare the borrower city set forth on the Statistical Contract File to the borrower city set forth on the Servicing System;

•
with respect to our comparison of Characteristic 7., for the Sample Contracts indicated in Appendix B, we observed a difference with respect to the borrower zip code set forth on the Statistical Contract File, when compared to the borrower zip code set forth on the Contract. For these Sample Contracts, we were instructed to perform an additional procedure and compare the borrower zip code set forth on the Statistical Contract File to the borrower zip code set forth on the Servicing System;

•
with respect to our comparison of Characteristic 8., for the Sample Contract indicated in Appendix C, we observed a difference with respect to the interest start date set forth on the Statistical Contract File, when compared to the interest start date set forth on the Contract. For this Sample Contract, we were instructed to perform an additional procedure and compare the interest start date set forth on the Statistical Contract File to the interest start date set forth on screen shots from the Company’s Servicing System (the “Servicing System Screen Shot”).

•	with respect to our comparison of Characteristics 8. and 9., differences of 30 days or less are deemed to be “in agreement;” and

•
with respect to our comparison of Characteristic 9., we did not perform any comparisons for Sample Contracts with a promo expiration date, as set forth on the Statistical Contract File, greater than the “contract expiration date” set forth on the Contract.

The contract documents described above, including any information obtained from the indicated system, and any other related documents used in support of the Characteristics were provided to us by representatives of the Company and are collectively referred to hereinafter as the “Contract Documents.”  We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Contract Documents and we make no representations concerning the accuracy or completeness of any of the information contained therein.  In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Contract Documents.  In addition, we make no representations as to whether the Contract Documents are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Contracts.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Characteristics set forth on the Statistical Contract File were found to be in agreement with the above-mentioned Contract Documents, except as described in Appendix D.  Supplemental information is contained on Appendix E.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the contracts or underlying documentation underlying the Statistical Contract File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the contracts or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above.  We have no responsibility to update this report for events or circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Statistical Contract File.  Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA.  Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly

/s/ Deloitte & Touche LLP

November 13, 2025

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 13, 2025.

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Characteristic 6. for the following Sample Contracts:

810234650
910190786

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 13, 2025.

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Characteristic 7. for the following Sample Contracts:

810234650
910190786

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 13, 2025.

In applying our agreed-upon procedures as outlined above, we performed an additional procedure with respect to Characteristic 8. for the following Sample Contract:

910146312

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 13, 2025.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description
1	Two differences in current annual percentage rate.
2	One difference in borrower state.
3	One difference in borrower city.
4	One difference in borrower zip code.
5	Two differences in post promo coupon.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated November 13, 2025.

Supplemental Information Related to the Findings Set Forth on Appendix D

Exception Description Number	Sample Contract number	Characteristic	Characteristic set forth on the Statistical Contract File	Characteristic set forth on the Loan Documents

1	910167042	Current annual percentage rate	12.74%	14.24%
1	910187061	Current annual percentage rate	12.49%	13.74%
2	910197697	Borrower state	Not provided	KS
3	910197697	Borrower city	Not provided	Ottawa
4	910197697	Borrower zip code	Not provided	66067
5	910167042	Post promo coupon	12.74%	14.24%
5	910187061	Post promo coupon	12.49%	13.74%

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.